Document and Entity Information	3 Months Ended
Sep. 30, 2020
Document and Entity Information [Abstract]
Entity Registrant Name	Akerna Corp.
Entity Central Index Key	0001755953
Amendment Flag	false
Document Type	S-1
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE